Share-based payments - Schedule of Share Options (Details)	12 Months Ended
Dec. 31, 2025 shares $ / shares
Share Options, Shares [Roll Forward]
Number of stock options outstanding, beginning of year (in shares) | shares	0
Share options granted (in shares) | shares	1,583,085
Number of stock options outstanding, end of year (in shares) | shares	1,583,085
Exercisable (in shares) | shares	527,692
Share Options, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	4.40
Ending balance (in dollars per share) | $ / shares	4.40
Excercisable (in dollars per share) | $ / shares	$ 4.40